Short-Term Borrowings (Details)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021
Short-Term Borrowings (Details) [Line Items]
Short-term borrowings	$ 110,000		$ 110,000
Loan lent	$ 4,866,000	¥ 32,600,000	$ 2,325,000	¥ 15,000,000
Business Combination [Member]
Short-Term Borrowings (Details) [Line Items]
Equity interest percentage					50.00%